Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Share-Based Compensation (Details) [Line Items]
Number of consecutive trading days where price is exceeded	20 days
Share based compensation	$ 1,652,000	$ 1,522,000
Stock Option
Share-Based Compensation (Details) [Line Items]
Share based compensation	$ 1,366	$ 1,522
Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan
Share-Based Compensation (Details) [Line Items]
Issuance of common shares upon vesting of RSUs (in Shares)	4,500,000
Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan | Common Shares
Share-Based Compensation (Details) [Line Items]
Expiration period	10 years
Vesting period	4 years
Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan | Common Shares | Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan
Share-Based Compensation (Details) [Line Items]
Vesting percentage	25.00%
Clever Leaves Holdings Inc2020 Incentive Award Plan
Share-Based Compensation (Details) [Line Items]
Issuance of common shares upon vesting of RSUs (in Shares)	2,813,215
Clever Leaves Holdings Inc2020 Incentive Award Plan | Share Based Payment Arrangement Tranche Five
Share-Based Compensation (Details) [Line Items]
Percentage of share reserved for issuance		50.00%
Clever Leaves Holdings Inc2020 Incentive Award Plan | Common Shares
Share-Based Compensation (Details) [Line Items]
Expiration period	10 years
Vesting period	4 years
Shares available for grant (in Shares)	2,813,215
Clever Leaves Holdings Inc2020 Incentive Award Plan | Common Shares | Installment, Four
Share-Based Compensation (Details) [Line Items]
Vesting percentage	25.00%
Clever Leaves Holdings Inc.2020 Earnout Award Plan
Share-Based Compensation (Details) [Line Items]
Number of consecutive trading days where price is exceeded	20 days	30 days	30 days	20 days
Clever Leaves Holdings Inc.2020 Earnout Award Plan | Share Based Payment Arrangement Tranche Five
Share-Based Compensation (Details) [Line Items]
Percentage of share reserved for issuance	50.00%
Clever Leaves Holdings Inc.2020 Earnout Award Plan | Threshold, Two
Share-Based Compensation (Details) [Line Items]
Percentage of share reserved for issuance	50.00%
Clever Leaves Holdings Inc.2020 Earnout Award Plan | Minimum [Member] | Share Based Payment Arrangement Tranche Five
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)	$ 12.50	$ 12.50
Clever Leaves Holdings Inc.2020 Earnout Award Plan | Minimum [Member] | Threshold, Two
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)	$ 15.00
Clever Leaves Holdings Inc.2020 Earnout Award Plan | Common Shares
Share-Based Compensation (Details) [Line Items]
Shares available for grant (in Shares)	1,440,000	0
Shares granted (in Shares)		0
General and Administrative Expense
Share-Based Compensation (Details) [Line Items]
Share based compensation	$ 1,652	$ 1,522
Stock options
Share-Based Compensation (Details) [Line Items]
Weighted-average grant date, fair value (in Dollars per share)	$ 2.02	$ 2.64
RSU
Share-Based Compensation (Details) [Line Items]
Fair value of units vested during period	$ 51
Share based compensation	286
Cost not yet recognized, amount	$ 521
RSU | Weighted Average
Share-Based Compensation (Details) [Line Items]
Cost not yet recognized, period for recognition	1 year 3 months 18 days	0 years
RSU
Share-Based Compensation (Details) [Line Items]
Share based compensation
Cost not yet recognized, amount	$ 2,276	$ 4,477
Cost not yet recognized, period for recognition	1 year 10 months 24 days	2 years 8 months 12 days